LEASES - Maturity Analysis (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2024	¥ 28,269
2025	13,395
2026	5,690
2027	4,093
2028	2,447
Total lease payments	53,894
Less: imputed interest	(3,697)
Present value of lease liabilities	¥ 50,197